Business combination (Details Narrative) - USD ($)		1 Months Ended
	Dec. 06, 2024	Jul. 31, 2024	Jun. 30, 2026
Pure Tech [Member]
Business Combination [Line Items]
Cash			$ 59,784,723
Total consideration			65,737,818
Convertible promissory note			$ 5,953,095
Equity Acquisition Agreement [Member]
Business Combination [Line Items]
Purchase price for equity acquisition	$ 25,737,818	$ 40,000,000
Promissory note	5,953,095
Cash	$ 19,784,723
Equity Acquisition Agreement [Member]
Business Combination [Line Items]
Acquisition percentage	32.00%	65.00%